Investments Accounted for Using the Equity Method - Summary of Changes in Investments in Associates and Joint Ventures Accounted For Using the Equity Method (Detail) - CLP ($) $ in Thousands		12 Months Ended
	Jun. 11, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Investments accounted for using Equity Method, Beginning balance		$ 12,992,803	$ 7,928,588
Additions		58,634	2,727,091
Share of profit of associates and joint ventures accounted for using the equity method		3,177,409	3,509,392	$ 366,089
Dividends Declared		(6,479,806)	(686,058)
Foreign Currency Translation		1,411,093	(642,590)
Share of other comprehensive income (loss) from associates and joint ventures accounted for using the equity method		359,797	18,982
Other Increase (Decrease)		(1,601,124)	84,284
Investments accounted for using Equity Method, before negative equity provision Ending balance		9,918,806	12,939,689
Negative Equity Provision		5,127	53,114
Investments accounted for using Equity Method, Ending balance		$ 9,923,933	$ 12,992,803	7,928,588
HIF H2 S.p.A [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of total ownership interest		50.00%
Additions		$ 1,277
Investments accounted for using Equity Method, before negative equity provision Ending balance		1,277
Investments accounted for using Equity Method, Ending balance		$ 1,277
Transmisora Electrica de Quillota Ltda. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of total ownership interest		0.00%	50.00%
Investments accounted for using Equity Method, Beginning balance		$ 7,451,193	$ 6,099,228
Share of profit of associates and joint ventures accounted for using the equity method		(292,529)	1,351,965
Dividends Declared		(5,360,886)
Other Increase (Decrease)		$ (1,797,778)
Investments accounted for using Equity Method, before negative equity provision Ending balance			7,451,193
Investments accounted for using Equity Method, Ending balance			$ 7,451,193	6,099,228
GNL Chile S.A. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of total ownership interest		33.33%	33.33%
Investments accounted for using Equity Method, Beginning balance		$ 1,729,383	$ 1,410,206
Share of profit of associates and joint ventures accounted for using the equity method		3,620,701	1,127,312
Dividends Declared		(381,860)	(686,058)
Foreign Currency Translation		738,412	(122,077)
Investments accounted for using Equity Method, before negative equity provision Ending balance		5,706,636	1,729,383
Investments accounted for using Equity Method, Ending balance		$ 5,706,636	$ 1,729,383	1,410,206
Enel Argentina S A
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of total ownership interest		0.0793%	0.08%
Investments accounted for using Equity Method, Beginning balance		$ 370,563	$ 401,908
Share of profit of associates and joint ventures accounted for using the equity method		(108,016)	15,333
Dividends Declared		(66,360)
Foreign Currency Translation		(5,706)	(130,962)
Other Increase (Decrease)		196,654	84,284
Investments accounted for using Equity Method, before negative equity provision Ending balance		387,135	370,563
Investments accounted for using Equity Method, Ending balance		$ 387,135	$ 370,563	401,908
Energa Marina SpA [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of total ownership interest		25.00%	25.00%
Investments accounted for using Equity Method, Beginning balance			$ 17,246
Additions		$ 57,357
Share of profit of associates and joint ventures accounted for using the equity method		(62,484)	(70,360)
Investments accounted for using Equity Method, before negative equity provision Ending balance		(5,127)	(53,114)
Negative Equity Provision		$ 5,127	$ 53,114
Investments accounted for using Equity Method, Ending balance				$ 17,246
Enel AMPCI Ebus Chile SpA [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of total ownership interest	20.00%	20.00%	20.00%
Investments accounted for using Equity Method, Beginning balance		$ 3,441,664
Additions			$ 2,727,091
Share of profit of associates and joint ventures accounted for using the equity method		19,737	1,085,142
Dividends Declared		(670,700)
Foreign Currency Translation		678,387	(389,551)
Share of other comprehensive income (loss) from associates and joint ventures accounted for using the equity method		359,797	18,982
Investments accounted for using Equity Method, before negative equity provision Ending balance		3,828,885	3,441,664
Investments accounted for using Equity Method, Ending balance		$ 3,828,885	$ 3,441,664